Significant Transactions -- OM Acquisition - Goodwill (Details) (10-Q) $ in Millions	9 Months Ended
Sep. 30, 2016 USD ($)
Goodwill [Roll Forward]
Balance at beginning of period	$ 144,000
Balance at end of period	1,422
Consumer and Insurance Segment [Member]
Goodwill [Roll Forward]
Balance at beginning of period	1,440
Adjustment to purchase price allocation	(18)
Balance at end of period	$ 1,422